Pension Plans and Other Postretirement Benefit Plans - Summary of Benefit Obligations (Details) - MSGE SPINCO, INC [Member]	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.86%	2.87%
Interest crediting rate	2.76%	2.32%
Expected long-term return on plan assets	4.94%	4.02%	5.28%
Interest crediting rate	2.32%	1.37%	3.28%
Pension Plan [Member] | Projected Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.87%	2.84%	3.58%
Pension Plan [Member] | Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.11%	3.20%	3.78%
Pension Plan [Member] | Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.92%	1.92%	3.21%
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.62%	2.17%
Healthcare cost trend rate assumed for next year	6.00%	6.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2027	2027	2027
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	6.25%	6.50%	6.75%
Defined Benefit Plan Net Periodic Benefit Cost Ultimate Health Care Cost Trend Rate 1	5.00%	5.00%	5.00%
Other Postretirement Benefits Plan [Member] | Projected Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.17%	2.09%	3.18%
Other Postretirement Benefits Plan [Member] | Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.65%	2.15%	3.45%
Other Postretirement Benefits Plan [Member] | Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.51%	1.23%	2.84%